Prepaids and other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Trade And Other Expenses Explanatory [Abstract]
Current Prepaid Insurance	$ 2,620	$ 660
Other prepaid expenses	3,779	1,820
Prepaid income tax	0	208
Other receivables	1,289	733
Prepaid and other assets	$ 7,688	$ 3,421